CAPITAL AND RESERVES - Stock option plan (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) Options	Dec. 31, 2016 CAD ($) Options
Stock option plan
Threshold of reserved common shares to outstanding common shares (in percent)	10.00%
Option maximum term (in years)	5 years
Outstanding, beginning of period | Options	7,524,727	9,442,950
Granted (in options) | Options	1,067,875	1,601,627
Exercised (in options) | Options	(1,822,025)	(2,531,725)
Expired/forfeited (in options) | Options	(316,250)	(988,125)
Outstanding, end of period | Options	6,454,327	7,524,727
Weighted average exercise price
Outstanding beginning of period (per option)	$ 9.05	$ 9.23
Granted (per option)	12.83	8.66
Exercised (per option)	9.40	8.98
Expired/forfeited (per option)	14.29	10.31
Outstanding end of period (per option)	9.32	9.05
Weighted average share price at the time of exercise (per option)	$ 13.33	$ 12.08